Financial Instruments and Risk Management - Tax Receivable Agreement Narrative (Details) $ in Millions			3 Months Ended			6 Months Ended
	Mar. 02, 2020	Mar. 01, 2020	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Tax Receivable Agreement, effect of one percentage point change on fair value						$ 7.0
Percent of tax savings under Tax Receivable Agreement, prior to closing date		65.00%
Percent of tax savings under Tax Receivable Agreement, expected after closing date	35.00%
Tax Receivable Agreement, period covered	12 years
Tax Receivable Agreement, estimated payments, undiscounted				$ 191.5
Fair value of the estimated liability included as an adjustment to additional pain in capital				133.4
Interest expense, Tax Receivable Agreement			$ 7.1			16.2
Unrealized gain recorded in other comprehensive income			$ (9.7)		$ 0.0	$ 16.2	$ 0.0
Measurement Input, Discount Rate
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Tax Receivable Agreement, measurement input			0.052			0.052
Additional Paid in Capital
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of the estimated liability included as an adjustment to additional pain in capital				$ 133.4